Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001782303
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	Boundless Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41989
Entity Tax Identification Number	83-0751369
Entity Address, Address Line One	10955 Alexandra Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	766-9912
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false